CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (22,508,208)	$ (9,198,854)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	745,741	776,397
Amortization of debt discount	137,615	346,557
Stock-based compensation expense	525	407
Shares issued for service	837,473	0
Shares issued for SEPA	187,500	0
Share issues for settlement of expenses	133,750	0
Stock-based compensation to employees	35,000	0
ROU amortization on finance leases	121,457	118,851
ROU amortization on operating leases	172,974	168,995
Provision for inventory shrinkage	23,926	187,098
Bad debt expense	187,633	71,173
Loss on impairment of intangible assets	2,403,628	181,853
Loss (gain) on disposal of property, plant and equipment	(843)	(22,008)
Loss on extinguishment of debt	1,645,443	370,320
Gain on extinguishment of debt	(2,257,638)	0
Change in fair value of convertible debt	1,707,747	(25,446)
Change in fair value of forward purchase agreement	8,254,390	0
Gain on modification of forward purchase agreement	(1,572,236)	0
Day one gain on issuance of SEPA and convertible note	(134,886)	0
Contingent consideration payable incurred in connection with Delivery Circle Acquisition	59,723	0
Change in fair value of derivative liabilities	187,428	0
Loss on modification of forward purchase agreement	385,000	0
Changes in operating assets and liabilities:
Accounts receivable	(767,292)	406,911
Contract asset	136,896	(343,646)
Inventory	(293,434)	191,623
Prepaid expenses and other current assets	139,452	(205,405)
Accounts payable	3,381,318	1,006,007
Accrued expenses	1,622,271	1,080,972
Operating lease liabilities	(146,307)	(166,060)
Working Capital Advance	(266,831)	0
Contract liabilities	(518,084)	477,563
Net cash used in operating activities	(5,959,133)	(4,621,692)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(27,044)	(41,771)
Proceeds from sale of property and equipment	13,000	56,648
Issuance of convertible note receivable	0	(445,000)
Purchase of additional noncontrolling shares	(60,000)	0
Cash acquired from acquisition of businesses, net of purchase price paid	152,482	0
Cash paid for capitalized software development costs	(186,103)	(35,588)
Net cash received from investing activities	(107,665)	(465,711)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Business Combination	35,770,959	0
Payment for reimbursement of consideration shares related to the Forward Purchase Agreement payment	(36,727,814)	0
Reimbursement for Recycled Shares related to Forward Purchase Agreement	1,000,000	0
Proceeds from the issuance of debt	6,614,400	9,047,344
Cash paid for debt issuance costs	(1,015,114)	0
Payments of deferred offering costs		(984,857)
Repayments of debt	(2,262,401)	(2,153,487)
Repayments of convertible debt	(50,000)	0
Advance to Monterey Capital Acquisition Corporation	(1,933,695)	(2,491,431)
Advance from Lender	1,057,275	0
Payment on finance leases	(107,068)	(90,409)
Net cash provided by financing activities	7,286,542	4,227,160
Effect of exchange rate changes on cash and cash equivalents	27,731	97,280
Net decrease in cash and cash equivalents	1,247,475	(762,964)
Cash, beginning of the period	1,160,368	1,923,332
Cash, end of the period	2,407,843	1,160,368
Supplemental disclosures of cash flow information:
Cash paid for interest	1,057,138	375,304
Cash paid for taxes	0	0
Supplemental disclosures of noncash financing information:
Right-of-use asset, operating acquired	110,819	199,848
Right-of-use asset, finance acquired	0	55,057
Derivative liabilities issued in connection extinguishment of obligations to related party lender and vendor	4,042,050	0
Conversion of convertible debt to common stock	3,779,276	0
Carrying value of debt exchanged in connection with acquisition of noncontrolling shares	110,172	0
Common stock issued as consideration to acquire a business	161,440	0
Vehicles acquired through issuance of debt	36,823	317,020
Debt extinguished through repossession of vehicle	22,839	0
Vendor obligation exchanged for debt instrument	119,000	0
Deferred offering costs included in accounts payable	0	774,485
Common stock issued for prepaid expenses	891,827	0
Unpaid purchase price of acquisition	170,000	0
Shares issues in connection with debt conversion agreements	7,461,573	0
Recapitalization of non-controlling interest	110,172	0
2023 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of convertible notes	0	900,000
2024 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of convertible notes	$ 4,940,000	$ 0